Summary of significant accounting policies (Details 2)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
IRSA Propiedades Comerciales S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group	[1]	86.34%	94.61%	94.61%
Description of equity interest		IRSA's direct equity interest.
E-commerce Latina S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		IRSA's direct equity interest.
Efanur S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		IRSA's direct equity interest.
Hoteles Argentinos S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Hotel
% of ownership interest held by the Group		80.00%	80.00%	80.00%
Description of equity interest		IRSA's direct equity interest.
Inversora Bolivar S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		IRSA's direct equity interest.
Llao Llao Resorts S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Hotel
% of ownership interest held by the Group	[2]	50.00%	50.00%	50.00%
Description of equity interest		IRSA's direct equity interest.
Nuevas Fronteras S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Hotel
% of ownership interest held by the Group		76.34%	76.34%	76.34%
Description of equity interest		IRSA's direct equity interest.
Palermo Invest S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		IRSA's direct equity interest.
Ritelco S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		IRSA's direct equity interest.
Tyrus S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		IRSA's direct equity interest.
U.T. IRSA And Galerias Pacifico [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group	[2],[3]	50.00%	50.00%
Description of equity interest		IRSA's direct equity interest.
Arcos Del Gourmet S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		90.00%	90.00%	90.00%
Description of equity interest		IRSA CP's direct equity interest.
Emprendimiento Recoleta S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		53.68%	53.68%	53.68%
Description of equity interest		IRSA CP's direct equity interest.
Fibesa S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group	[4]	100.00%	100.00%	100.00%
Description of equity interest		IRSA CP's direct equity interest.
Panamerican Mall S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		80.00%	80.00%	80.00%
Description of equity interest		IRSA CP's direct equity interest.
Shopping Neuquen S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		99.92%	99.92%	99.14%
Description of equity interest		IRSA CP's direct equity interest.
Torodur S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		IRSA CP's direct equity interest.
EHSA [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group		70.00%	70.00%
Description of equity interest		IRSA CP's direct equity interest.
Centro De Entretenimiento La Plata [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group	[3]	100.00%
Description of equity interest		IRSA CP's direct equity interest.
DLF [Member]
Disclosure of associates [line items]
Country		Bermudas
Main activity		Investment
% of ownership interest held by the Group	[5]	91.57%	91.57%	91.57%
Description of equity interest		Tyrus S.A.'s direct equity interest.
I Madison LLC [Member]
Disclosure of associates [line items]
Country		USA
Main activity		Investment
% of ownership interest held by the Group			100.00%	100.00%
Description of equity interest		Tyrus S.A.'s direct equity interest.
IRSA Development LP [Member]
Disclosure of associates [line items]
Country		USA
Main activity		Investment
% of ownership interest held by the Group			100.00%	100.00%
Description of equity interest		Tyrus S.A.'s direct equity interest.
IRSA International LLC [Member]
Disclosure of associates [line items]
Country		USA
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Tyrus S.A.'s direct equity interest.
Jiwin S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Tyrus S.A.'s direct equity interest.
Liveck S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Tyrus S.A.'s direct equity interest.
Real Estate Investment Group IV LP (Reig IV) [Member]
Disclosure of associates [line items]
Country		Bermudas
Main activity		Investment
% of ownership interest held by the Group			100.00%	100.00%
Description of equity interest		Tyrus S.A.'s direct equity interest.
Real Estate Investment Group V LP (Reig V) [Member]
Disclosure of associates [line items]
Country		Bermudas
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Tyrus S.A.'s direct equity interest.
Real Estate Strategies LLC [Member]
Disclosure of associates [line items]
Country		USA
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Tyrus S.A.'s direct equity interest.
Real Estate Investment Group VII LP (Reig VII) [Member]
Disclosure of associates [line items]
Country		Bermudas
Main activity		Investment
% of ownership interest held by the Group		100.00%
Description of equity interest		Efanur S.A.'s direct equity interest.
IDB Development Corporation Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		100.00%	68.28%	68.28%
Description of equity interest		DFL's direct equity interest.
Discount Investment Corporation Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group	[5]	76.57%	77.25%	76.43%
Description of equity interest		DIL's direct equity interest.
Dolphin IL Investment Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		100.00%
Description of equity interest		DFL's direct equity interest.
IDB Tourism (2009) Ltd [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Tourism services
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		IDBD's direct equity interest.
IDB Group Investment Inc. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		IDBD's direct equity interest
PBC [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Real estate
% of ownership interest held by the Group		64.40%	64.40%	76.45%
Description of equity interest		DIC's direct equity interest.
Shufersal [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Retail
% of ownership interest held by the Group	[6]		54.19%	52.95%
Description of equity interest		DIC's direct equity interest.
Cellcom [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Telecommunications
% of ownership interest held by the Group	[7]	43.14%	42.26%	41.77%
Description of equity interest		DIC's direct equity interest.
Elron [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		50.30%	50.30%	50.30%
Description of equity interest		DIC's direct equity interest.
Bartan Holdings And Investments Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		55.68%	55.68%	55.68%
Description of equity interest		DIC's direct equity interest.
Epsilon Investment House Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		68.75%	68.75%	68.75%
Description of equity interest		DIC's direct equity interest.

[1]	Includes interest held through E-Commerce Latina S.A. and Tyrus S.A.
[2]	The Group has consolidated the investment in Llao Llao Resorts S.A. and UT IRSA and Galerias Pacifico considering its equity interest and a shareholder agreement that confers it majority of votes in the decision making process.
[3]	Corresponds to acquisitions and constitutions of new entities considered not material as a whole.
[4]	Includes interest held through Ritelco S.A. and Torodur S.A.
[5]	Includes Tyrus' equity interest. Until the present financial year, the participation was through Tyrus S.A. and IDBD.
[6]	Control was lost in June 30, 2018 (see Note 4.(l)).
[7]	DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes vis-a-vis other shareholders, with a stake of 46.16%, also taking into account the historic voting performance in the Shareholders' Meetings, as well as the evaluation of the holdings of the remaining shareholders, which are highly atomized